9. NOTES PAYABLE (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Notes Payable Details
Promissory Note	$ 1,172	$ 0
3.25 % Secured note	60	60
Notes Payable	$ 1,232	$ 60